SHARE CAPITAL - Narrative - Stock options (Details) $ / shares in Units, $ in Thousands, $ in Thousands												12 Months Ended
	Dec. 31, 2025 USD ($) yr shares $ / shares	Nov. 14, 2025 USD ($) shares yr $ / shares	Oct. 01, 2025 USD ($) yr shares $ / shares	Aug. 29, 2025 USD ($) yr shares $ / shares	Aug. 15, 2025 USD ($) yr shares $ / shares	Mar. 07, 2025 USD ($) shares yr $ / shares	Nov. 27, 2024 CAD ($) shares yr $ / shares	Aug. 15, 2024 USD ($) shares yr $ / shares	May 05, 2024 USD ($) shares	May 05, 2024 $ / shares	Apr. 05, 2024 USD ($) shares yr $ / shares	Mar. 31, 2026 USD ($) shares option	Mar. 31, 2025 USD ($) shares	Aug. 15, 2025 CAD ($)	Nov. 05, 2020
Disclosure of classes of share capital [line items]
Shares available for grant, percent of total shares outstanding (up to)															20.00%
Number of share options granted in share-based payment arrangement (in shares) | shares												410,470	3,484,626
Weighted average fair value at measurement date, share options granted | $												$ 31,563
Proceeds on issuance of common shares, net | $												$ 146,052	$ 14,305
Share-based compensation | $									$ 867
Granted to Employees, Officers, and Consultants
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in USD/CAD per share)								$ 13.11			$ 21.28
Award vesting period								2 years
Weighted average fair value at measurement date, share options granted | $								$ 25,389			$ 3,397
Risk-free interest rate								3.07%			3.62%
Expected annual volatility, based on historical share price of the Company								86.69%			88.13%
Expected life (in years) | yr								10.00			5.00
Expected dividend yield								0.00%			0.00%
Share price (in CAD per share)								$ 13.30			$ 21.28
Granted to Employees, Officers, and Consultants | Share Options, Vesting, First Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares) | shares											38,536
Granted to Employees, Officers, and Consultants | Share Options, Vesting, Second Tranche
Disclosure of classes of share capital [line items]
Award vesting period											2 years
Number of options vested (in shares) | shares											269,758
Granted to Employees, Officers, and Consultants | Minimum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate								0.00%			0.00%
Granted to Employees, Officers, and Consultants | Maximum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate								3.40%			3.40%
Granted to employees
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in USD/CAD per share)	$ 11.65	$ 8.39			$ 10.00
Award vesting period	2 years	2 years			2 years
Weighted average fair value at measurement date, share options granted | $	$ 91	$ 114			$ 321
Risk-free interest rate	3.42%	3.22%			3.46%
Expected annual volatility, based on historical share price of the Company	81.91%	82.38%			82.77%
Expected life (in years) | yr	10	10			10
Expected dividend yield	0.00%	0.00%			0.00%
CAD/USD exchange rate on date of grant	0.7296	0.7130			0.7243
Share price (in CAD per share)	$ 11.11	$ 8.25			$ 9.81
Granted to employees | Minimum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate	0.00%	0.00%			0.00%
Granted to employees | Maximum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate	3.00%	3.00%			3.00%
Granted to consultants
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in USD/CAD per share)		$ 8.39	$ 8.39	$ 11.00	$ 11.00	$ 10.45
Award vesting period		2 years	2 years	2 years	2 years	1 year
Weighted average fair value at measurement date, share options granted		$ 123	$ 1,008	$ 94		$ 214								$ 472
Risk-free interest rate		3.22%	3.19%	3.38%	3.46%	3.03%
Expected annual volatility, based on historical share price of the Company		82.38%	82.62%	82.54%	82.77%	83.43%
Expected life (in years) | yr		10	10	10	10	10.00
Expected dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%
Unvested forfeiture rate						2.00%
CAD/USD exchange rate on date of grant		0.7130	0.7174	0.7277	0.7243
Share price (in CAD per share)		$ 8.25	$ 8.39	$ 10.32	$ 9.81	$ 10.45
Granted to consultants | Minimum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate		0.00%	0.00%	0.00%	0.00%
Granted to consultants | Maximum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate		2.90%	2.90%	2.90%	2.90%
Granted to Employees and Consultants
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in USD/CAD per share)							$ 14.37
Award vesting period							2 years
Weighted average fair value at measurement date, share options granted | $							$ 700
Risk-free interest rate							3.23%
Expected annual volatility, based on historical share price of the Company							86.06%
Expected life (in years) | yr							10.00
Expected dividend yield							0.00%
Share price (in CAD per share)							$ 14.37
Granted to Employees and Consultants | Minimum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate							0.00%
Granted to Employees and Consultants | Maximum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate							3.40%
Share options
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | option												7,894
Proceeds on issuance of common shares, net | $												$ 53
Common shares
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares							80,100				308,294
Exercise price, share options granted (in USD/CAD per share)							$ 14.37
Number of share options forfeited in share-based payment arrangement (in shares) | shares									1,199,655
Common shares | Minimum
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD/CAD per share)										$ 27.17
Common shares | Maximum
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD/CAD per share)										$ 119.70
Common shares | Granted to Employees, Officers, and Consultants
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares								3,061,232
Exercise price, share options granted (in USD/CAD per share)								$ 13.11			$ 21.28
Common shares | Granted to employees
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	13,430	23,240			53,800		73,100	940,168			134,872
Exercise price, share options granted (in USD/CAD per share)	$ 11.65	$ 8.39			$ 10.00
Common shares | Granted to officers
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares											144,738
Common shares | Granted to consultants
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		25,000	200,000	15,000	80,000	35,000	7,000	140,176			28,684
Exercise price, share options granted (in USD/CAD per share)		$ 8.39	$ 8.39	$ 11.00	$ 11.00	$ 10.45
Common shares | Granted to officers and directors
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares								1,980,888